Equity - Other comprehensive income, items that may be reclassified to profit or loss – Changes in the fair value of debt instruments measured at fair value through other comprehensive income (Details) - EUR (€)
€ in Millions
	Jun. 30, 2022	Dec. 31, 2021
Items not reclassified to profit or loss
Financial assets at amortised cost	€ 1,129,690	€ 1,037,898
Debt instruments
Items not reclassified to profit or loss
Financial assets at amortised cost	57,520	€ 35,708
Debt instruments | Assets transferred
Items not reclassified to profit or loss
Financial assets at amortised cost	€ 6,427